Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2025
Other Borrowed Funds
Schedule of other borrowed funds

	December 31,
	2025	2024

	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Average daily balance	$44,575	$—
Average rate	3.11%	—%
Maximum amount outstanding at any month end	$250,000	$—
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$10,332	$10,541
Rate on balance outstanding at year end	2.61%	2.61%
Average daily balance	$10,428	$10,635
Average rate	2.61%	2.61%
Maximum amount outstanding at any month end	$10,524	$10,729
(1)	Long-term advances at December 31, 2025 and December 31, 2024 consisted of amortizing advances. Two amortizing advances are outstanding at December 31, 2025 in the amounts of $2,788,000 and $7,544,000 and mature in December 2033 and November 2033, respectively. The amortization on the amortizing long-term advances totals approximately $215,000, $221,000, $227,000, $233,000 and $239,000 for the years ending December 31, 2026, 2027, 2028, 2029 and December 31, 2030, respectively.